Property and Equipment, Net - Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Less: accumulated depreciation	$ (488,373)	$ (62,292)	$ (418,357)
Net book value	122,529	15,629	192,545
Office equipment [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and Equipment Gross	14,488	1,848	14,488
Leasehold improvements [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and Equipment Gross	246,332	31,420	246,332
Motor Vehicles [Member]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Property and Equipment Gross	$ 350,082	$ 44,653	$ 350,082